Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	May 31, 2025	May 31, 2025
C000227899_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%
C000227899_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.89%
C000227891_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.13%
C000227891_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%
C000235239_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.02%
C000235239_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%
C000227900_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%
C000227900_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.89%
C000235240_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%
C000235240_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.84%
C000227893_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.13%
C000227893_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%
C000227898_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%
C000227898_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.89%
C000227890_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.13%
C000227890_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%
C000217779_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.02%
C000217779_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.75%
C000217779_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.35%
C000227896_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%
C000227896_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.89%
C000227897_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%
C000227897_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.89%
C000217772_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.02%
C000217772_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.75%
C000217772_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.35%
C000227894_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.13%
C000227894_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%
C000227889_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.13%
C000227889_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%
C000227892_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.13%
C000227892_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%
C000227895_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%
C000227895_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.89%
C000227899_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.96%
C000227899_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%
C000227899_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.67%
C000227899_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%
C000227891_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%
C000227891_ClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.13%
C000227891_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.82%
C000227891_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.13%
C000227891_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.28%
C000227891_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.98%
C000235239_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.47%
C000235239_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%
C000235239_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.67%
C000235239_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.14%
C000227900_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.78%
C000227900_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%
C000227900_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.67%
C000227900_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%
C000235240_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.32%
C000235240_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.78%
C000235240_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.67%
C000235240_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.14%
C000227893_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.05%
C000227893_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%
C000227893_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.28%
C000227893_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.98%
C000227898_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000227898_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.20%
C000227898_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.67%
C000227898_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%
C000227890_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.68%
C000227890_ClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.73%
C000227890_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%
C000227890_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.67%
C000227890_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.28%
C000227890_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.98%
C000217779_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.34%
C000217779_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.04%
C000217779_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000217779_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.59%
C000217779_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.95%
C000217779_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.31%
C000227896_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.57%
C000227896_ClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%
C000227896_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%
C000227896_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.65%
C000227896_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.67%
C000227896_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%
C000227897_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.81%
C000227897_ClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%
C000227897_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.81%
C000227897_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%
C000227897_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.67%
C000227897_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%
C000217772_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%
C000217772_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.07%
C000217772_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.66%
C000217772_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.88%
C000217772_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.87%
C000217772_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.77%
C000227894_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.82%
C000227894_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%
C000227894_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.28%
C000227894_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.98%
C000227889_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.40%)
C000227889_ClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%
C000227889_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%
C000227889_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%
C000227889_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.28%
C000227889_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.98%
C000227892_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.82%
C000227892_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%
C000227892_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.28%
C000227892_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.98%
C000227895_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.52%)
C000227895_ClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%
C000227895_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.55%
C000227895_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.92%
C000227895_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.67%
C000227895_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%